Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
STKd 100% Bitcoin & 100% Gold ETF [Member]
Shareholder Report [Line Items]
Fund Name	STKd 100% Bitcoin & 100% Gold ETF
Class Name	STKd 100% Bitcoin & 100% Gold ETF
Trading Symbol	BTGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the STKd 100% Bitcoin & 100% Gold ETF (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifyfunds.com/stackedbitcoingoldetf/btgd/. You can also request this information by contacting us at (844) 599-9888 or by writing to the STKd 100% Bitcoin & 100% Gold ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 599-9888
Additional Information Website	www.quantifyfunds.com/stackedbitcoingoldetf/btgd/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STKd 100% Bitcoin & 100% Gold ETF	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

As of 3/31/26, BTGD had $65.2MM in AUM with 2.4MM shares outstanding at a NAV of $27.18.

The Fund’s performance is due to a mix between the performance of Bitcoin and Gold, along with BTGD’s rebalancing mechanism that allows for adjustments to take advantage of rallies in either Bitcoin or Gold to get back to 100% & 100% exposure for each.

What factors influenced performance?

Bitcoin performance benefited from increasing institutional participation, broader integration into traditional financial markets, and continued investor interest in scarce, non-sovereign assets amid elevated fiscal deficits and monetary uncertainty. Bitcoin volatility throughout the year also created opportunities for the Fund’s rebalancing strategy to add value through periodic reallocations. Gold performance was driven by continued central bank accumulation, declining confidence in fiat currencies, geopolitical instability, and shifting expectations around global interest rates. The combination of Bitcoin and gold continued to provide diversification benefits due to their differing market drivers and historically low long-term correlation with traditional equity and fixed income assets.

Positioning

Throughout the Q1 of 2026, the portfolio maintained close to a 100% Bitcoin and 100% Gold allocation:

• Bitcoin weighting: Ranged from 98.51% to 104.48%

• Gold weighting: Ranged from 98.10% to 102.46%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception 10/15/24
STKd 100% Bitcoin & 100% Gold ETF - at NAV	4.92%	26.37%
S&P 500® Total Return Index	17.80%	9.65%

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 23, 2025
Updated Performance Information Location [Text Block]	Visit www.quantifyfunds.com/stackedbitcoingoldetf/btgd/ for more recent performance information.
Net Assets	$ 65,229,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 696,172
Investment Company, Portfolio Turnover	425.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$65,229
Number of Holdings	8
Total Advisory Fee Paid	$696,172
Portfolio Turnover Rate	425%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Other Financial Instruments

(% of Net Assets)

Percentages are stated as a percent of total net assets. Cash and Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	37.6
ProShares Bitcoin ETF	16.8
United States Treasury Bills	15.3
Reverse Repurchase Agreement, 4.00%, 4/1/26 with StoneX Financial, Inc.	-15.2
iShares Bitcoin Trust ETF	8.6
SPDR Gold MiniShares Trust	8.5
Chicago Mercantile Exchange Futures	-3.3
Gold Futures	2.6

Material Fund Change [Text Block]

Fund Changes

Effective October 23, 2025 the Fund had a change to its 80% investment policy. The new 80% policy is consistent with the Fund's current investment objective and principal investement strategies, except that it will permit the Fund to utilize additional instruments, including options, to implement its principal investment strategies.

Effective October 23, 2025 the Fund added a disclosures to its Principal Investment Strategy and Derivatives Risks, bringing more context to its use of options strategies.

Material Fund Change Strategies [Text Block]

Effective October 23, 2025 the Fund had a change to its 80% investment policy. The new 80% policy is consistent with the Fund's current investment objective and principal investement strategies, except that it will permit the Fund to utilize additional instruments, including options, to implement its principal investment strategies.

Effective October 23, 2025 the Fund added a disclosures to its Principal Investment Strategy and Derivatives Risks, bringing more context to its use of options strategies.